UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-07700
Morgan Stanley Limited Term Municipal Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York 10036
(Address of principal executive offices) (Zip code)

Ronald E. Robison
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6990
Date of fiscal year end: March 31, 2009
Date of reporting period: June 30, 2008
Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Limited Term Municipal Trust
Portfolio of Investments June 30, 2008 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE
	Tax-Exempt Municipal Bonds (100.0%)
	Alabama (1.3%)
$2,000	Jefferson County, Alabama, School Ser 2004 A	5.25%		01/01/15	$1,889,460

	Alaska (2.8%)
1,500	Alaska Industrial Development & Export Authority, Lake Dorothy Hydroelectric Ser 2006 (AMT) (AMBAC Insd)	5.25		12/01/21	1,471,920
1,000	Alaska International Airports, Ser 2002 B (AMBAC Insd)	5.75		10/01/13	1,070,980
1,795	Northern Tobacco Securitization Corporation, Alaska, Asset Backed Ser 2006 A	4.625		06/01/23	1,629,645

					4,172,545

	Arizona (2.7%)
1,000	Arizona Power Authority, Hoover Uprating Refg Ser 2001A	5.25		10/01/16	1,093,680
2,000	Glendale Industrial Development Authority, Arizona, John C Lincoln Health Network Ser 2005 B	5.25		12/01/02	1,933,200
1,000	University of Arizona, Ser 2005 B COPs (AMBAC Insd)	5.00		06/01/20	1,037,600

					4,064,480

	Arkansas (0.7%)
1,000	Washington County, Arkansas, Washington Regional Medical Center Ser 2005 B	5.00		02/01/19	970,370

	California (14.2%)
2,000	California County Tobacco Securitization Agency, Los Angeles County Securitization Corp, Ser 2006 A	0.00	(a)	06/01/28	1,440,240
2,000	California Health Facilities Financing Authority, Cedars-Sinai Medical Center Refg Ser 2005	5.00		11/15/19	2,015,219
1,000	California Pollution Control Financing Authority, San Diego Gas & Electric Co 1996 Ser A	5.90		06/01/14	1,049,490
1,825	California Statewide Communities Development Authority, Adventist Health West Ser 2005 A	5.00		03/01/19	1,830,001
1,000	California Statewide Communities Development Authority, Lancer Educational Student Hosing Ser 2007	5.40		06/01/17	984,340
1,000	Golden State Tobacco Securitization Corporation, California, Asset-Backed Ser 2007 A-1	5.00		06/01/33	813,940
2,000	Golden State Tobacco Securitization Corporation, California, Enhanced Asset Backed Ser 2005 A (AMBAC Insd)	5.60		06/01/21	2,002,060
1,500	Independent Cities Lease Financing Authority, California, San Juan Mobile Estates Ser 2006 A	4.875		05/15/26	1,339,095
1,470	Loma Linda, California, Loma Linda University Medical Center Ser 2005 A	5.00		12/01/17	1,475,366
2,000	Orange County, California, Airport Refg Ser 1997 (AMT) (MBIA Insd)	5.50		07/01/11	2,125,859
2,000	Orange County Transportation Authority, California, Toll Road Refg Ser 2003 A (AMBAC Insd)	5.25		08/15/14	2,021,620
2,000	Power Supply Ser 2002 A (AMBAC Insd)	5.50		05/01/14	2,139,500
1,000	Power Supply Ser 2002 A (MBIA Insd)	5.50		05/01/13	1,073,200
1,000	Santa Rosa Rancheria Tachi Yokut Tribe, California, Ser 2006	5.00		03/01/20	951,900

					21,261,830

	Colorado (0.7%)
1,000	Pueblo School District #60, Colorado, Ser 2002 (FSA Insd)	5.375		12/15/14	1,068,330

	District of Columbia (1.4%)
1,000	District of Columbia Ballpark, Washington, Ser 2006 B-1 (FGIC Insd)	5.00		02/01/19	1,001,580
1,000	District of Columbia Ballpark, Washington, Ser 2006 B-1 (FGIC Insd)	5.25		02/01/16	1,039,630

					2,041,210

	Florida (7.2%)
1,000	Alachua County Health Facilities Authority, Florida, Shands Teaching Hospital & Clinics Ser 1996 A (MBIA Insd)	6.25		12/01/11	1,070,580
1,000	Greater Orlando Aviation Authority, Florida, Ser 1997 (AMT) (FGIC Insd)	5.75		10/01/11	1,034,970
2,000	Jacksonville Electric Authority, Florida, St Johns River Power Park Refg Issue 2 Ser 17	5.25		10/01/15	2,089,500
2,000	Manatee County School District, Florida, Sales Tax Ser 2003 (AMBAC Insd)	5.00		10/01/15	2,103,660
2,000	Orange County School Board, Florida, Ser 2001 A COPs (AMBAC Insd)	5.25		08/01/14	2,098,660
1,000	St Johns County Industrial Development Authority, Florida, Glenmoor Ser 2006 A	5.25		01/01/26	857,390
1,500	University of Central Florida, UCF Convocation Corp Ser 2005 A COPs (FGIC Insd)	5.00		10/01/17	1,511,040

					10,765,800

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
	Georgia (2.5%)
1,500	Clayton County Water Authority, Georgia, Refg Ser 2003	5.25	05/01/14	1,634,925
2,000	Municipal Electric Authority of Georgia, Combustion Turbine Ser 2002 A (MBIA Insd)	5.25	11/01/14	2,115,400

				3,750,325

	Illinois (2.4%)
855	Southwestern Development Authority, Illinois, Tri-City Regional Port District Refg Ser 2003 A (AMT)	4.90	07/01/14	829,111
2,000	University of Illinois, COPs Ser 2003 (AMBAC Insd)	5.00	10/01/14	2,126,040
685	Village of Pingree Grove, Illinois, Cambridge Lakes Ser 2005-1	5.25	03/01/15	661,594

				3,616,745

	Indiana (0.7%)
1,000	Indiana Health Facilities Financing Authority, Community Hospitals Ser 2005 A (AMBAC Insd)	5.00	05/01/20	1,012,230

	Kansas (1.9%)
3,000	Unified Government of Wyandotte County/Kansas City, Kansas, Area B Refg Ser 2005	4.75	12/01/16	2,927,729

	Kentucky (0.4%)
595	Kentucky Property & Buildings Commission, Project No. 69 Ser A (FSA Insd)	5.25	08/01/15	624,708

	Louisianna (0.3%)
500	Louisiana Offshore Terminal Authority Deepwater Port Ser 2007 B-2	4.30	10/01/37	508,415

	Maine (1.4%)
2,000	University of Maine, Ser 2002 (FSA Insd)	5.375	03/01/12	2,148,160

	Maryland (6.1%)
1,000	Baltimore County, Maryland, Oak Crest Village Inc. Ser 2007 A	5.00	01/01/22	973,200
1,000	Baltimore Maryland Convention Center Hotel Ser 2006 A (XLCA Insd)	5.25	09/01/21	963,110
2,000	Maryland Department of Transportation, Ser 2003	5.25	12/15/14	2,196,240
1,000	Maryland Health & Higher Educational Facilities Authority, King Farm Presbyterian Community Ser 2006 B	5.00	01/01/17	947,860
1,000	Maryland State Economic Development Corporation, Chesapeake Bay Conference Center Ser 2006 A	5.00	12/01/16	941,220
3,000	Northeast Maryland Waste Disposal Authority, Montgomery County Refg Ser 2003 (AMT) (AMBAC Insd)	5.50	04/01/12	3,099,180

				9,120,810

	Massachusetts (1.5%)
1,000	Massachusetts Development Finance Agency, SEMASS Ser 2001 A (MBIA Insd)	5.625	01/01/12	1,058,320
1,000	Massachusetts, Ser 2001 D (MBIA Insd)	6.00	11/01/13	1,118,970

				2,177,290

	Michigan (1.8%)
1,575	Detroit, Michigan, CoBo Hall Ser 2003 (MBIA Insd)	5.00	09/30/13	1,664,098
1,100	Michigan Hospital Finance Authority, Henry Ford Health Ser A 2006 A	5.00	11/15/20	1,088,934

				2,753,032

	Minnesota (0.7%)
1,000	Minneapolis & St. Paul, Metropolitan Airports Commission, Minnesota, Ser 2005 B (AMT) (AMBAC Insd)	5.00	01/01/20	971,890

	Missouri (7.5%)
1,500	Fenton, Missouri, Gravois Bluffs Refg Ser 2006	5.00	04/01/13	1,558,320
1,000	Gravois Bluffs Transportaion Development District, Montana, Sales Tax Ser 2007	4.75	05/01/32	865,340
3,000	Jackson County Reorganized School District #4, Missouri, Ser 2005 (FSA Insd)	5.00	03/01/17	3,085,260
2,000	Kansas City School District, Missouri, Elementary School Refg Ser 2003 B (FGIC Insd)	5.00	02/01/14	2,074,220
1,000	Missouri Board of Public Buildings, Ser A 2003	5.50	10/15/13	1,098,220
1,540	St Louis County Industrial Development Authority, Missouri,The Ranken -Jordan Home for Convalescent Crippled Children Ser 2007	5.00	11/15/22	1,332,038
1,100	St Louis , Missouri, Lambert-St Louis Int’l Airport Ser 2003 A (FSA Insd)	5.25	07/01/12	1,159,543

				11,172,941

	Nevada (0.7%)
1,000	Clark County, Nevada, Aviation Fuel Tax Ser 2003 C (AMT) (AMBAC Insd)	5.00	07/01/13	1,014,130

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
	New Hampshire (1.2%)
1,750	New Hampshire, Turnpike Refg Ser 2003 (AMBAC Insd)	5.00	02/01/16	1,824,620

	New Jersey (3.9%)
1,000	New Jersey Economic Development Authority, Cigarette Tax Ser 2004 (FGIC Insd)	5.00	06/15/12	1,029,020
1,000	New Jersey Economic Development Authority, School Construction Refg 2005 Ser N-1 (AMBAC Insd) (b)	5.00	09/01/17	1,045,060
2,000	Passaic Valley Sewage Commission, New Jersey, Sewer Ser 2003 (FGIC Insd)	5.00	12/01/14	2,066,580
2,000	Tobacco Settlement Financing Corporation, New Jersey, Ser 2007-1A	4.625	06/01/26	1,663,660

				5,804,320

	New York (6.2%)
2,000	Erie County Industrial Development Agency, New York, Buffalo School District Ser 2003 (FSA Insd)	5.75	05/01/14	2,183,620
2,000	New York City Industrial Development Agency, New York, Terminal One Group Association Ser 2005 (AMT)	5.00	01/01/10	2,037,660
3,000	Tobacco Settlement Financing Corporation, New York, State Contingency Ser 2003 B	5.50	06/01/15	3,080,010
1,000	Triborough Bridge & Tunnel Authority, New York, Ser 2001 A	5.25	01/01/14	1,055,190
1,000	Westchester Tobacco Asset Securitization Corporation, New York, Ser 2005	5.00	06/01/26	906,050

				9,262,530

	Ohio (4.6%)
1,390	Akron Bath Copley, Joint Town Hospital District, Ohio, Akron General Ser 2006 A	5.00	01/01/15	1,423,291
2,250	Franklin County, Ohio, Trinity Health Ser 2005 A	5.00	06/01/17	2,326,860
1,000	Ohio Building Authority, Highway Safety Building 2001 Ser A	5.50	10/01/15	1,060,930
2,000	Ohio Municipal Electric Generation Agency, American Municipal Power-Ohio Inc Refg 2004 (AMBAC Insd)	5.00	02/15/16	2,072,640

				6,883,721

	Oregon (1.4%)
2,000	Portland, Oregon, Sewer Refg 2004 Ser B (FSA Insd)	5.00	06/01/17	2,121,900

	Pennsylvania (2.4%)
1,500	Harrisburg Authority, Pennsylvania, Harrisburg Univercity of Science & Technology Ser 2007 A	5.40	09/01/16	1,486,710
1,000	Pennsylvania State University, Refg Ser 2002	5.25	08/15/13	1,085,080
1,000	Swarthmore Borough Authority, Pennsylvania, Swarthmore College Ser 2002	5.25	09/15/14	1,065,940

				3,637,730

	South Carolina (0.9%)
35	Lexington County, South Carolina, Health Services District Inc., Lexmed Inc. Ser 2007	5.00	11/01/16	35,691
175	Richland County, South Carolina, Environmental Improvement Ser 2007 A	4.60	09/01/12	171,001
1,000	South Carolina Public Service Authority, Refg Ser 2002 D (FSA Insd)	5.25	01/01/15	1,065,460

				1,272,152

	Tennessee (3.6%)
410	Chattanooga Health, Educational and Housing Facilities Board, Tenessee, University of Tennesse Chattanooga Refg Ser 2005 A	5.00	10/01/15	405,429
1,200	Sullivan County Health, Educational & Housing Facilities Board, Tennessee, Wellmont Health System Ser 2006 C	5.00	09/01/22	1,131,240
4,000	Tennessee Energy Acquisition Corporation, Ser 2006 A (c)	5.25	09/01/19	3,906,320

				5,442,989

	Texas (6.2%)
2,000	Dallas Fort Worth International Airport, Texas, Refg Ser 2006 (AMT) (XLCA Insd)	5.00	11/01/12	2,004,560
2,000	Dallas Fort Worth International Airport, Texas, Refg Ser 2006 A (AMT) (XLCA Insd)	5.00	11/01/13	2,000,700
1,000	Lower Colorado River Authority, Texas, LCRA Services Corp Refg Ser 2004 (FGIC Insd)	5.00	05/15/19	1,012,890
2,000	Texas Tech University, Refg & Impr Ser 2003 (AMBAC Insd)	5.25	02/15/15	2,131,220
2,000	West Harris County Regional Water Authority, Texas, Ser 2005 (FSA Insd)	5.00	12/15/17	2,111,880

				9,261,250

	Virginia (3.1%)
2,000	Chesterfield County Industrial Development Authority, Virginia, Virginia Electric & Power Co Ser 1985	5.50	10/01/09	2,014,300
1,500	Richmond Metropolitan Authority, Virginia, Ser 2002 (FGIC Insd)	5.25	07/15/13	1,583,910
1,000	Tobacco Settlement Financing Corporation, Virginia, Asset Backed Ser 2005	5.25	06/01/19	1,052,010

				4,650,220

	Washington (7.6%)
2,000	Bellevue School District #405, Washington, Ser 2002 (FGIC Insd)	5.00	12/01/15	2,096,240
2,000	Klickitat County Public Utilities District #1, Washington, Refg Ser 2006 B (FGIC Insd)	5.25	12/01/21	2,031,460
2,030	North Kitsap School District #400, Washington, Refg Ser 2005 (FSA Insd)	5.125	12/01/18	2,163,493
4,010	Port of Seattle, Washington, Passenger Facility Ser 1998 A (MBIA Insd)	5.00	12/01/23	4,026,120
1,000	Seattle, Washington, Municipal Light & Power Refg Ser 2000	5.625	12/01/14	1,054,730

				11,372,043

	Total Tax-Exempt Municipal Bonds (Cost $152,211,034)			149,565,905

Limited Term Municipal

NUMBER OF
SHARES (000)
	Short-Term Investment (e) (0.9%)
	Investment Company
1,358	Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio - Institutional Class (Cost $1,358,090)	1,358,090

	Total Investments (Cost $153,569,124)	150,923,995

PRINCIPAL
AMOUNT IN
THOUSANDS
	Floating Rate Notes Related to Securities Held (-2.0%)
$(3,000)	Notes with interest rates ranging 1.63% at June 30, 2008 and contractual maturities of collateral ranging 09/01/19 (d) (Cost ($3,000,000))		(3,000,000)

	Total Net Investments
	(Cost $150,569,124) (f) (g)	98.9%	147,923,995
	Other Assets in Excess of Liabilities	1.1	1,588,207

	Net Assets	100.0%	$149,512,202

AMT	Alternative Minimum Tax.

COPs	Certificates of Participation.

(a)	Security is a “step-up” bond where the coupon increases on a predetermined future date.

(b)	A portion of this security has been physically segregated in connection with open futures contracts in the amount of $333,027.

(c)	Underlying security related to inverse floater entered into by the Fund.

(d)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at June 30, 2008.

(e)	The fund invests in Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio — Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio — Institutional Class.

(f)	Securities have been designated as collateral in an amount equal to $72,925,505 in connection with open futures contract.

(g)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Bond Insurance:

AMBAC	AMBAC Assurance Corporation.

FGIC	Financial Guaranty Insurance Company.

FSA	Financial Security Assurance Inc.

MBIA	Municipal Bond Investors Assurance Corporation.

XLCA	XL Capital Assurance Inc.

MS Limited Term Municipal Trust
Notes to the Portfolio of Investments
FAS 157
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund’s investments carried at value:

		Fair Value Measurements at June 30, 2008 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Investments in Securities	$147,923,995	$1,358,090	$146,565,905	—
Other Financial Instruments*	(148,434)	42,256	(190,690)	—

Total	$147,775,561	$1,400,346	$146,375,215	—

*	Other financial instruments include futures, forwards and swap contracts.
Valuation of Investments — (1) portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service uses both a computerized grid matrix of tax-exempt securities and and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the mean between the last reported bid and asked price. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. The Trustees believe that timely and reliable market quotations are generally not readily available for purposes of valuing tax-exempt securities and that the valuations supplied by the pricing service are more likely to approximate the fair value of such securities; (2) futures are valued at the latest sale price on the commodities exchange on which they trade unless it is determined that such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees; (3) interest rate swaps are marked- to-market daily based upon quotations from market makers; (4) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Futures Contracts Open at June 30, 2008:

				UNREALIZED
NUMBER OF		DESCRIPTION, DELIVERY	UNDERLYING FACE	APPRECIATION
CONTRACTS	LONG/SHORT	MONTH AND YEAR	AMOUNT AT VALUE	(DEPRECIATION)

292	Long	Treasury Swap 5 Year, September 2008	$31,335,250	$(49,630)
80	Long	U.S.Treasury Notes 2 Year, September 2008	16,896,250	9,060
89	Long	Treasury Swap 10 Year, September 2008	9,785,829	51,495
41	Long	U.S.Treasury Bonds 20 Year, September 2008	4,739,344	83,860
220	Short	U.S.Treasury Notes 5 Year, September 2008	(24,322,032)	7,222
230	Short	U.S.Treasury Notes 10 Year, September 2008	(26,202,032)	(59,750)

	Net Unrealized Appreciation			$42,256

Interest Rate Swap Contracts Open at June 30, 2008:

	NOTIONAL	PAYMENTS	PAYMENTS		UNREALIZED
	AMOUNT	RECEIVED	MADE	TERMINATION	APPRECIATION
COUNTERPARTY	(000’S)	BY FUND	BY FUND #	DATE	(DEPRECIATION)

Bank of America, N.A.	$2,938	Fixed Rate 5.58%	Floating Rate 0.00%	February 28, 2018	$42,160

Bank of America, N.A.	2,550	Fixed Rate 4.982	Floating Rate 0.00	April 15, 2018	(18,946)

Bank of America, N.A.	3,140	Fixed Rate 5.07	Floating Rate 0.00	April 14, 2018	(13,565)

Bank of America, N.A.	3,712	Floating Rate 0.00	Fixed Rate 5.99	February 28, 2023	(64,032)

Bank of America, N.A.	4,020	Floating Rate 0.00	Fixed Rate 5.47	April 14, 2023	(11,296)

Bank of America, N.A.	3,110	Floating Rate 0.00	Fixed Rate 5.38	April 15, 2023	(1,057)

JPMorgan Chase N.A. New York	10,870	Fixed Rate 5.385	Floating Rate 0.00	February 14, 2018	81,416

JPMorgan Chase N.A. New York	13,850	Floating Rate 0.00	Fixed Rate 5.831	February 14, 2023	(178,942)

Merrill Lynch & Co., Inc.	3,400	Fixed Rate 5.00	Floating Rate 0.00	April 15, 2018	(23,154)

Merrill Lynch & Co., Inc.	4,365	Floating Rate 0.00	Fixed Rate 5.395	April 15, 2023	(3,274)

		Net Unrealized Depreciation			$(190,690)

#	Floating rate represents USD-3 months LIBOR

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

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SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley Limited Term Municipal Trust

/s/ Ronald E. Robison
Ronald E. Robison Principal Executive Officer August 15, 2008
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison Principal Executive Officer August 15, 2008

/s/ Francis Smith
Francis Smith Principal Financial Officer August 15, 2008

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